INCOME TAXES - Loss Carry Forwards (Details) - Amounts related to tax losses $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2022	$ 18.8
2023	34.2
2024	43.7
2025	108.1
2026	14.8
2027 and onwards	350.9
Unlimited	1,082.3
Tax credit carryforward, amount	1,652.8
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2022	0.0
2023	0.0
2024	0.0
2025	0.0
2026	0.0
2027 and onwards	220.6
Unlimited	909.7
Tax credit carryforward, amount	1,130.4
U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2022	18.8
2023	34.2
2024	15.0
2025	7.3
2026	12.4
2027 and onwards	127.4
Unlimited	3.3
Tax credit carryforward, amount	218.4
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2022	0.0
2023	0.0
2024	0.0
2025	0.0
2026	0.0
2027 and onwards	0.0
Unlimited	60.6
Tax credit carryforward, amount	60.6
Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2022	0.0
2023	0.0
2024	0.0
2025	0.0
2026	0.0
2027 and onwards	0.0
Unlimited	108.0
Tax credit carryforward, amount	108.0
Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2022	0.0
2023	0.0
2024	28.7
2025	96.1
2026	0.0
2027 and onwards	0.0
Unlimited	0.0
Tax credit carryforward, amount	124.8
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2022	0.0
2023	0.0
2024	0.0
2025	4.7
2026	2.4
2027 and onwards	2.8
Unlimited	0.6
Tax credit carryforward, amount	$ 10.5